PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET

	December 31,
	2022	2021
Cost:
Computers and peripheral equipment	$231,714	$207,843
Internal use software	247,763	191,697
Office furniture and equipment	6,460	6,585
Leasehold improvements	59,796	56,835
	545,733	462,960
Accumulated depreciation:
Computers and peripheral equipment	186,146	162,487
Internal use software	147,657	109,501
Office furniture and equipment	5,103	3,529
Leasehold improvements	47,542	41,789
	386,448	317,306
Depreciated cost	$159,285	$145,654

Depreciation expense totaled $71,460, $65,411 and $67,892 for the years ended December 31, 2022, 2021 and 2020, respectively.
The Company recorded a reduction of $8,279 and $12,322 to the cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use for the years ended December 31, 2022 and 2021, respectively.